Equity - Summary of risk weighted assets capital ratio (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Risk Weighted Assets Capital Ratio [Line Items]
Total eligible capital	$ 270,709	$ 238,281
Total risk weighted assets	$ 953,009	$ 964,156
Capital adequacy ratio (in percentage)	28.41%	24.71%